PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense for property and equipment	$ 3,204	$ 2,352	$ 1,223